Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flow hedge - Additional information (Details) - Dec. 31, 2018 - Telecom activities, operating segment [member] - Operating segments [member] - Cash flow hedges [member]
€ in Millions, £ in Millions, kr in Millions, $ in Millions, $ in Millions
	NOK (kr)	HKD ($)	GBP (£)	USD ($)	EUR (€)
Later than five years and not later than six years [member] | Hong Kong, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 1,110
Later than six years and not later than seven years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			£ 262
Later than six years and not later than seven years [member] | Norway, Krone | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr	kr 500
Later than nine years and not later than ten years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			500
Later than nine years and not later than ten years [member] | Norway, Krone | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr	800
Later than twelve years and not later than thirteen years [member] | Euro Member Countries, Euro | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €					€ 100
Later than thirteen years and not later than fourteen years [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 2,450
Later than sixteen years and not later than seventeen years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			250
Later than twenty-four years and not later than twenty-five years [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				900
Later than twenty-six years and not later than twenty-seven years [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				850
Later than thirty-two years and not later than thirty-three years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			350
Later than one year and not later than two years [member] | FT IMMO H [member] | Euro Member Countries, Euro | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €					38
Later than two years and not later than three years [member] | FT IMMO H [member] | Euro Member Countries, Euro | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €					75
Later than three years and not later than four years [member] | FT IMMO H [member] | Euro Member Countries, Euro | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €					71
Later than four years [member] | FT IMMO H [member] | Euro Member Countries, Euro | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €					45
IFRS Parent Company [Member] | Not later than one year [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				3,250
IFRS Parent Company [Member] | Later than one year and not later than two years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			238
IFRS Parent Company [Member] | Later than one year and not later than two years [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				47
IFRS Parent Company [Member] | Later than two years and not later than three years [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €					255
IFRS Parent Company [Member] | Later than two years and not later than three years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			517
IFRS Parent Company [Member] | Later than two years and not later than three years [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				1,000
IFRS Parent Company [Member] | Later than four years [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €					€ 100
IFRS Parent Company [Member] | Later than four years [member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			£ 1,362
IFRS Parent Company [Member] | Later than four years [member] | Hong Kong, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 1,110
IFRS Parent Company [Member] | Later than four years [member] | Norway, Krone | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr	kr 1,300
IFRS Parent Company [Member] | Later than four years [member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 4,200